VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 4.0%
Australia & New Zealand Banking Group Ltd. #	11,110	$168,576
Brambles Ltd. #	27,936	205,789
Westpac Banking Corp. #	24,353	327,258
		701,623
Belgium: 1.0%
Anheuser-Busch InBev SA #	3,343	179,597
Brazil: 2.0%
Ambev SA	138,100	353,869
Canada: 1.9%
Royal Bank of Canada †	1,812	175,083
Toronto-Dominion Bank	2,520	164,900
		339,983
China: 3.3%
Inner Mongolia Yili Industrial Group Co. Ltd. #	68,200	396,714
JD.com, Inc. (HKD) #	5,900	190,112
		586,826
France: 3.9%
Airbus SE #	3,406	332,345
Safran SA #	1,716	170,447
Sanofi #	1,792	180,285
		683,077
Germany: 2.0%
Bayer AG #	3,152	187,777
GEA Group AG # *	4,745	164,107
		351,884
Japan: 2.2%
Japan Tobacco, Inc. # †	11,900	205,947
Shimano, Inc. #	1,100	185,063
		391,010
Netherlands: 1.7%
ASML Holding NV #	631	297,397
Sweden: 0.9%
Assa Abloy AB #	7,209	153,575
Switzerland: 4.2%
Julius Baer Group Ltd. #	3,646	168,661
Novartis AG #	2,348	198,504
Roche Holding AG #	1,101	367,026
		734,191
Taiwan: 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. #	20,000	320,527
United Kingdom: 10.2%
AstraZeneca Plc #	1,609	211,765
British American Tobacco Plc #	9,117	389,878
Experian Plc #	6,005	175,899
GSK Plc #	9,397	202,046
Imperial Brands Plc #	17,953	400,986
London Stock Exchange Group Plc #	2,148	199,964
Unilever Plc #	4,544	206,630
		1,787,168
United States: 60.9%
Adobe, Inc. *	900	329,454
	Number of Shares	Value
United States (continued)
Alphabet, Inc. *	156	$339,965
Amazon.com, Inc. *	1,274	135,312
Applied Materials, Inc.	3,248	295,503
Berkshire Hathaway, Inc. *	617	168,453
Blackbaud, Inc. *	3,112	180,714
BlackRock, Inc.	571	347,762
Boeing Co. *	1,058	144,650
Charles Schwab Corp.	2,911	183,917
Comcast Corp.	4,466	175,246
Compass Minerals International, Inc.	3,525	124,750
Constellation Brands, Inc.	1,676	390,609
Emerson Electric Co.	4,186	332,954
Equifax, Inc.	1,837	335,767
Gilead Sciences, Inc.	6,497	401,580
Guidewire Software, Inc. *	2,375	168,601
Intel Corp.	4,641	173,620
Intercontinental Exchange, Inc.	1,887	177,453
International Flavors & Fragrances, Inc.	1,587	189,043
Intuit, Inc.	462	178,073
James Hardie Industries Plc (AUD) #	7,660	167,067
Kellogg Co.	6,098	435,031
Lam Research Corp.	755	321,743
Masco Corp.	6,983	353,340
McDonald’s Corp.	858	211,823
Medtronic Plc	3,830	343,742
Merck & Co., Inc.	2,130	194,192
Microchip Technology, Inc.	2,686	156,003
Microsoft Corp.	1,389	356,737
Philip Morris International, Inc.	2,213	218,512
Polaris, Inc.	3,601	357,507
Rockwell Automation, Inc.	891	177,585
Roper Technologies, Inc.	902	355,974
Salesforce, Inc. *	915	151,012
ServiceNow, Inc. *	730	347,130
State Street Corp.	2,772	170,894
T Rowe Price Group, Inc.	1,418	161,099
Teradyne, Inc.	3,527	315,843
The Bank of New York Mellon Corp.	3,971	165,630
TransUnion	4,302	344,117
Tyler Technologies, Inc. *	993	330,153
Wells Fargo & Co.	8,313	325,620
		10,734,180
Total Common Stocks (Cost: $17,650,950)		17,614,907

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VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9% (Cost: $160,679)
Money Market Fund: 0.9%
	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio	160,679	$160,679
Total Investments: 100.9% (Cost: $17,811,629)		17,775,586
Liabilities in excess of other assets: (0.9)%		(152,491)
NET ASSETS: 100.0%		$17,623,095

Definitions:

AUD	Australia Dollar
HKD	Hong Kong Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,353,942 which represents 36.1% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $346,683.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	2.9%	$515,210
Consumer Discretionary	6.1	1,079,818
Consumer Staples	18.1	3,177,773
Financials	16.5	2,905,271
Health Care	13.0	2,286,916
Industrials	16.4	2,890,575
Information Technology	24.3	4,278,483
Materials	2.7	480,861
	100.0%	$17,614,907
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